Corporate Information - Information related to Covid-19 pandemic (Details) - COVID 19 R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Corporate information
Percentage of Brazilian population over 18 years of age vaccinated with at least the first dose	90.00%
Percentage of Brazilian population fully vaccinated	70.00%
Additional expenses incurred, due to COVID - 19 pandemic	R$ 2,071
Amount of discount obtained for leased buildings, due to COVID - 19 pandemic	R$ 273
Percentage of revenue ACV booking for school	9.00%